Operating Costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Costs [Line Items]
Share-based payment expense		£ 67	£ 84	£ 57
Total operating costs		20,007	20,342	20,895
Before Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Wages and salaries		4,264	4,229	4,134
Social security costs		440	461	477
Other pension costs		611	624	521
Share-based payment expense		67	84	57
Total staff costs		5,382	5,398	5,189
Own work capitalised		(834)	(798)	(813)
Net staff costs		4,548	4,600	4,376
Net indirect labour costs		267	315	399
Net labour costs		4,815	4,915	4,775
Product costs and sales commissionsb		4,464	4,429	4,588
Payments to telecommunications operators		2,059	2,306	2,653
Property and energy costs		1,325	1,285	1,202
Network operating and IT costs		1,026	963	983
TV programme rights charges		841	763	714
Provision and Installation		624	657	669
Marketing and sales		322	317	365
Other operating costs		831	830	675
Other operating income		(240)	(224)	(187)
Amortisation of intangible assets		1,154	1,123	1,118
Total operating costs		19,613	19,755	19,947
Operating costs before specific items include the following:
Leaver costs		17	50	86
Research and development expenditure		643	632	638
Operating lease charges		801	732	692
Foreign currency gains		(11)	0	(12)
Inventories recognised as an expense		2,388	2,588	2,680
Government grants		(3)	(3)	(5)
Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Amortisation of intangible assets				62
Total operating costs	[1]	394	587	948
Owned Property Plant and Equipment [Member] | Before Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Depreciation of property, plant and equipment		2,390	2,381	2,382
Finace Leased Property Plant and Equipment [Member] | Before Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Depreciation of property, plant and equipment		£ 2	£ 10	£ 10

[1]	For a definition of specific items, see page [•]. An analysis of specific items is provided in note 10.